Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease liabilities
2 5 .	Lease liabilities

	Effective interest rate	Maturity	31.12.2019	31.12.2020	31.12.2020
	%		RMB’000	RMB’000	US$’000
Current (Note 1 7 )	1.25% - 6.20%	2021	28,633	22,755	3,516

Non- current (Note 1 7 )	1.25% - 6.20%	2022-2026	31,374	17,023	2,631